Stockholders' Equity - Summary of Changes in Employee Stock Options Outstanding and the Related Prices (Details) (10-K) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Equity [Abstract]
Number of Options Outstanding, Beginning	35,000	35,000
Number of Options Outstanding, Granted
Number of Options Outstanding, Exercised
Number of Options Outstanding, Cancelled/expired	(35,000)
Number of Options Outstanding, Outstanding, Ending		35,000
Number of Options, Exercisable
Weighted Average Exercise Price Outstanding, Beginning	$ 10.00	$ 10.00
Weighted Average Exercise Price Outstanding, Granted
Weighted Average Exercise Price Outstanding, Exercised
Weighted Average Exercise Price Outstanding, Cancelled/expired	10.00
Weighted Average Exercise Price Outstanding, Ending		$ 10.00
Weighted Average Exercise Price, Exercisable
Weighted Average Remaining Contractual Life Outstanding, Beginning	6 months 3 days	1 year 6 months 3 days
Weighted Average Remaining Contractual Life Outstanding, Ending	0 years	6 months 3 days
Weighted Average Remaining Contractual Life, Exercisable	0 years
Aggregate Intrinsic Value Outstanding, Beginning
Aggregate Intrinsic Value Outstanding, Ending
Aggregate Intrinsic Value, Exercisable